Summary of Balance Sheets Information (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
ROU assets, net	$ 180	$ 431	$ 233
Current operating lease liabilities	26	220	161
Non-current operating lease liabilities	155	216	84
Total operating lease liabilities	$ 181	436	245
ROU assets		1,058	655
Asset lease expense		$ (627)	$ (422)
Weighted Average Remaining Lease Term (in years)	7 years 10 months 2 days	4 years 4 months 17 days	1 year 6 months
Operating leases	8.22%	8.04%	3.83%